Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   12/31/2006

Check here if Amendment [  ];   Amendment Number: 4
  This Amendment (Check only one.):      [X] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Clarification concerning amendment:
Correction: 1/100 Berkshire Hathaway CL A becomes
Berkshire Hathaway CL A (cusip same) with number of shares amended (in initial filing, total number of partial shares [1/100] were reported). Value remains the same.




Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             2/11/2010
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 150

Form 13F Information Table Value Total: 227,928 (valuex1000)





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.


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FORM 13F INFORMATION TABLE

Voting Authority
Name of Issuer			Title	CUSIP		Value 	Amount	SH/  Put/  Investment  Other    Sole  Shared  None
				Of			(x1000)	        PRN  call  Discretion  Managers
				Class
----------------------------------------------------------------------------------------------------------------------------
3M Company                      COM	88579Y101       203	2,604	SH		Sole		2,604
99 Cents Only Stores           	COM	65440k106       149	12,272	SH		Sole		12,272
A T & T Corp New                COM	00206R102       790	22,088	SH		Sole		22,088
Affiliated Managers Grp        	COM	8252108		354	3,366	SH		Sole		3,366
Agree Realty Corp               COM	8492100		1,704	49,567	SH		Sole		49,567
Alico Inc                       COM	16230104	506	10,000	SH		Sole		10,000
Altria Group Inc                COM	02209S103       1,534	17,872	SH		Sole		17,872
American Cap Strategies         COM	24937104	206	4,450	SH		Sole		4,450
American Express Company        COM	25816109	363	5,979	SH		Sole		5,979
AmeriGas Partners LP   UNIT L P INT	30975106	586	18,025	SH		Sole		18,025
Amgen Incorporated              COM	31162100	314	4,596	SH		Sole		4,596
Anadarko Petroleum Corp         COM	32511107	830	19,067	SH		Sole		19,067
Apache Corp                     COM	37411105	2,900	43,604	SH		Sole		43,604
Apple Computer Inc              COM	37833100	263	3,100	SH		Sole		3,100
Bank Of America Corporation     COM	60505104	1,060	19,856	SH		Sole		19,856
Baytex Energy TRUST      TRUST UNIT	73176109	712	37,566	SH		Sole		37,566
Berkshire Hathway Cl A	       CL A	84670108	3,960	36	SH		Sole		36
Berkshire Hathaway Cl B        CL B	84670207	4,630	1,263	SH		Sole		1,263
Block H & R Incorporated        COM	93671105	299	12,969	SH		Sole		12,969
Boardwalk Pipeline   UT LTD PARTNER	96627104	947	30,737	SH		Sole		30,737
Boston Properties Inc           COM	101121101	812	7,255	SH		Sole		7,255
Buckeye Partners     UNIT LTD PARTN	118230101	722	15,536	SH		Sole		15,536
Campbell Soup Company           COM	134429109	245	6,289	SH		Sole		6,289
Chevrontexaco Corp              COM	166764100	746	10,150	SH		Sole		10,150
Citigroup Inc                   COM	172967101	2,853	51,220	SH		Sole		51,220
Coca Cola Company               COM	191216100	371	7,688	SH		Sole		7,688
Cohen & Steers Select Fund      COM	19248A109       1,113	45,450	SH		Sole		45,450
Conocophillips                  COM	20825C104       973	13,521	SH		Sole		13,521
Consolidated-Tomoka Land FL     COM	210226106	333	4,604	SH		Sole		4,604
Copano Energy Llc         COM UNITS	217202100	494	8,289	SH		Sole		8,289
Cross Timbers Royalty Tr    TR UNIT	22757R109       278	5,500	SH		Sole		5,500
Devon Energy Cp New             COM	25179M103       2,552	38,040	SH		Sole		38,040
Du Pont E I De Nemour&Co        COM	263534109	682	14,003	SH		Sole		14,003
Duke Energy Corporation         COM	26441C105       328	9,881	SH		Sole		9,881
Duke Realty Corp            COM NEW	264411505	411	10,060	SH		Sole		10,060
Enbridge Energy Mgmt  SHS UNITS LLI	29250X103       791	16,307	SH		Sole		16,307
Enbridge Energy Ptnrs LP        COM	29250R106       3,983	80,650	SH		Sole		80,650
Energy Transfer Eq   COM UT LTD PTN	29273V100       862	27,439	SH		Sole		27,439
Energy Transfer Part UNIT LTD PARTN	29273R109       4,420	81,708	SH		Sole		81,708
Enerplus Resources    UNIT TR G NEW	29274D604       2,857	65,515	SH		Sole		65,515
Enterprise Grp Hldgs    UNIT LP INT	293716106	472	12757	SH		Sole		12757
Enterprise Prd Prtnrs LP        COM	293792107	6,176	213,121	SH		Sole		213,121
Entertainment Prop T COM SH BEN INT	29380T105       2,947	50,424	SH		Sole		50,424
Equity Residential Props SH BEN INT	29476L107       11,724	231,011	SH		Sole		231,011
Europe 2001 HOLDRS   DEPOSITRY RCPT	29875G105       5,171	62,000	SH		Sole		62,000
Exxon Mobil Corp                COM	30231G102       684	8,923	SH		Sole		8,923
F P L Group Incorporated        COM	302571104	250	4,603	SH		Sole		4,603
Ferrellgas Partners   UNIT LTD PART	315293100	4,433	207,331	SH		Sole		207,331
Finisar Corp                    COM	31787A101       172	53,185	SH		Sole		53,185
First Israel Fund               COM	32063L100       596	31,945	SH		Sole		31,945
General Dynamics Corp.          COM	369550108	253	3,407	SH		Sole		3,407
General Electric Company        COM	369604103	863	23,199	SH		Sole		23,199
General Growth Propertys        COM	370021107	752	14,400	SH		Sole		14,400
General Motors A      DEB SR CONV A	370442741	1,207	47,735	SH		Sole		47,735
Goldman Sachs Group Inc         COM	38141G104       4,133	20,730	SH		Sole		20,730
Halliburton Co Hldg Co          COM	406216101	275	8,863	SH		Sole		8,863
HCP Inc.                        COM	421915109	1,070	29,050	SH		Sole		29,050
Healthcare Realty Trust        	COM	421946104	1,471	37,205	SH		Sole		37,205
Hospitality Props Tr COM SH BEN INT	44106M102       1,541	32,419	SH		Sole		32,419
Inergy Holdings Lp              COM	45661Q107       620	15,424	SH		Sole		15,424
International Business Machine  COM	459200101	649	6,678	SH		Sole		6,678
iShares Dow Jones    DJ SEL DIV INX	464287168	703	9,935	SH		Sole		9,935
iShares MSCI Brazil Idx MSCI BRAZIL	464286400	209	4,467	SH		Sole		4,467
iShares MSCI EAFE     MSCI EAFE IDX	464287465	605	8,266	SH		Sole		8,266
iShares MSCI HK Idx  MSCI HONG KONG	464286871	576	36,010	SH		Sole		36,010
iShares MSCI Japan Idx   MSCI JAPAN	464286848	1,438	101,189	SH		Sole		101,189
iShares MSCI Korea Idx MSCI S KOREA	464286772	545	11,024	SH		Sole		11,024
iShares MSCI Mexico Idx MSCI MEXICO	464286822	824	16,084	SH		Sole		16,084
iShares S&P Midcap/BARRA S&P MC 400 GRW	464287606	4,113	51,600	SH		Sole		51,600
iShares S&P Midcap/BARRA S&P MIDCP VALU	464287705	7,112	89,751	SH		Sole		89,751
iShares S&P Smallcap/BAR S&P SMLCP GROW	464287887	2,143	16,746	SH		Sole		16,746
iShares S&P Smallcap/BAR S&P SMLCP VALU	464287879	4,977	66,058	SH		Sole		66,058
ishares Tr Lehman Tips    US TIPS BD FD 464287176	520	5,260	SH		Sole		5,260
Jabil Circuit Inc               COM	466313103	203	8,270	SH		Sole		8,270
Johnson & Johnson               COM	478160104	640	9,701	SH		Sole		9,701
JP Morgan Chase & Co            COM	46625H100       1,312	27,155	SH		Sole		27,155
Kinder Morgan Energy UT LTD PARTNER	494550106	13,578	283,473 SH		Sole		283,473
Kinder Morgan Inc               COM	49455P101       291	2,750	SH		Sole		2,750
Kinder Morgan Mgmt Llc          SHS	49455U100       623	13,631	SH		Sole		13,631
King Pharmaceuticals Inc        COM	495582108	239	15,000	SH		Sole		15,000
Lauder Estee Co Inc Cl A       CL A	518439104	586	14,351	SH		Sole		14,351
Lehman Bros Holding Inc         COM	524908100	937	12,000	SH		Sole		12,000
Lexmark Intl Inc Cl A          CL A	529771107	238	3,250	SH		Sole		3,250
Liberty Property Trust   SH BEN INT	531172104	385	7,830	SH		Sole		7,830
Linn Energy         UNIT 99/99/9999	536020100	902	28,246	SH		Sole		28,246
Lone Star Technologies          COM	542312103	212	4,380	SH		Sole		4,380
Magellan Midstream Hldg COM LP INTS	55907R108       427	19,157	SH		Sole		19,157
Magellan Midstream   COM UNIT RP LP	559080106	370	9,595	SH		Sole		9,595
Mcgraw-Hill Cos                 COM	580645109	409	6,010	SH		Sole		6,010
Medtronic Inc                   COM	585055106	1,839	34,368	SH		Sole		34,368
Metlife Inc                     COM	59156R108       419	7,100	SH		Sole		7,100
Municipal Mtg & Equity   GROWTH SHS	62624B101       2,758	85,655	SH		Sole		85,655
Nasdaq 100 Tr            UNIT SER 1	631100104	640	14,840	SH		Sole		14,840
Nationwide Health Propertys     COM	638620104	1,840	60,894	SH		Sole		60,894
Natural Resource Ptnr   COM UNIT LP	63900P103       627	10,825	SH		Sole		10,825
New Plan Excel Realty Trust     COM	648053106	343	12,485	SH		Sole		12,485
Northern TRUST Corp             COM	665859104	486	8,000	SH		Sole		8,000
Oneok Partners LP    UNIT LTD PARTN	68268N103       5,094	80,418	SH		Sole		80,418
Oracle Corporation              COM	68389X105       266	15,500	SH		Sole		15,500
Pengrowth Energy A      TR UNIT NEW	706902509	334	19,420	SH		Sole		19,420
Penn Virginia Gp Hldg OM UNIT R LIM	70788P105       199	10,000	SH		Sole		10,000
Penn Virginia Res Partners      COM	707884102	5,011	192,669	SH		Sole		192,669
Penn West Energy TRUST      TR UNIT	707885109	2,518	82,380	SH		Sole		82,380
Pepsico Incorporated            COM	713448108	252	4,027	SH		Sole		4,027
Petrochina Co Adr     SPONSORED ADR	71646E100	208	1,480	SH		Sole		1,480
Pfizer Incorporated             COM	717081103	548	21,173	SH		Sole		21,173
Pharmaceutical HOLDR DEPOSITRY RCPT	71712A206       2,031	26,400	SH		Sole		26,400
Pilgrims Pride Corp             COM	721467108	397	13,500	SH		Sole		13,500
Plains All Am Pipe    UNIT LTD PART	726503105	3,748	73,212	SH		Sole		73,212
Plum Creek Timber Co            COM	729251108	731	18,337	SH		Sole		18,337
Precision Castparts Corp        COM	740189105	206	2,630	SH		Sole		2,630
Primewest Energy TRUST  TR UNIT NEW	741930309	1,238	67,045	SH		Sole		67,045
Procter & Gamble                COM	742718109	315	4,905	SH		Sole		4,905
Provident Energy TRUST      TR UNIT	74386K104       1,751	160,489	SH		Sole		160,489
Realty Income Corp              COM	756109104	919	33,165	SH		Sole		33,165
Reynolds American Inc           COM	761713106	388	5,920	SH		Sole		5,920
Royal Dutch Shell B      SPON ADR B	780259107	320	4,501	SH		Sole		4,501
Schein Henry Inc                COM	806407102	225	4,596	SH		Sole		4,596
Schlumberger Ltd                COM	806857108	219	3,460	SH		Sole		3,460
Smith International Inc         COM	832110100	251	6,105	SH		Sole		6,105
Southwest Airlines Co           COM	844741108	172	11,250	SH		Sole		11,250
Streetracks Gold TRUST     GOLD SHS	863307104	1,743	27,575	SH		Sole		27,575
Suburban Propane     UNIT LTD PARTN	864482104	979	25,750	SH		Sole		25,750
Suncor Energy Inc               COM	867229106	856	10,850	SH		Sole		10,850
Suntrust Banks Inc              COM	867914103	771	9,128	SH		Sole		9,128
T C Pipelines LP     UT COM LTD PRT	87233Q108       8,954	248,715	SH		Sole		248,715
Target Corporation              COM	87612E106	316	5,535	SH		Sole		5,535
Tata Motors Ltd Adr   SPONSORED ADR	876568502	328	16,075	SH		Sole		16,075
Teekay Lng Partners   PRTNRSP UNITS	Y8564M105       1,551	46,557	SH		Sole		46,557
Teppco Partners LP   UT LTD PARTNER	872384102	7,814	193,838	SH		Sole		193,838
The Charles Schwab Corp         COM	808513105	870	45,000	SH		Sole		45,000
Time Warner Inc                 COM	887317105	780	35,821	SH		Sole		35,821
United Parcel Service B        CL B	911312106	5,447	72,642	SH		Sole		72,642
United States Steel Corp        COM	912909108	366	5,000	SH		Sole		5,000
Univision Communs Inc          CL A	914906102	515	14,538	SH		Sole		14,538
Valero LP             COM UT LTD PRT	91913W104       1,277	22,897	SH		Sole		22,897
Van Kampen SR Incm Tr           COM	920961109	449	51,000	SH		Sole		51,000
Vanguard Emg Mkts VIPERS   EMR MKT ETF	922042858	1,552	20,058	SH		Sole		20,058
Vanguard Intl Equities VIP EURPEAN ETF	922042874	2,331	34,194	SH		Sole		34,194
Vanguard Large-Cap Growth   GROWTH ETF	922908736	4,619	79,823	SH		Sole		79,823
Vanguard Large-Cap Value     VALUE ETF	922908744	1,984	29,080	SH		Sole		29,080
Vanguard Small-Cap Gr   SML CP GRW ETF	922908595	2,226	34,111	SH		Sole		34,111
Vanguard Small-Cap Val   SM CP VAL ETF	922908611	2,271	31,933	SH		Sole		31,933
Vanguard Utilities VIP   UTILITIES ETF	92204A876       702	9,135	SH		Sole		9,135
Ventas Inc                      COM	92276F100       728	17,200	SH		Sole		17,200
Verizon Communications          COM	92343V104       691	18,564	SH		Sole		18,564
Viacom Inc Non Vtg Class B     CL B	92553P201       204	4,962	SH		Sole		4,962
Vornado Realty Trust     SH BEN INT	929042109	1,571	12,930	SH		Sole		12,930
Williams Companies              COM	969457100	653	25,000	SH		Sole		25,000
Wynn Resorts                    COM	983134107	375	4,000	SH		Sole		4,000

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